Quarterly Financial Data (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Consolidated Results Of Operations

2011	First	Second	Third	Fourth	Year Ended December 31, 2011
Total operating revenues	$633.9	$575.6	$593.6	$555.3	$2,358.4
Operating income	$7.3	$60.3	$70.2	$13.5	$151.3
Net income	$3.5	$57.4	$68.1	$10.6	$139.6
Net income attributable to noncontrolling interests	$(3.5)	$(9.7)	$0.4	$(6.0)	$(18.8)
Net income attributable to partners	$—	$47.7	$68.5	$4.6	$120.8
Limited partners' interest in net (loss) income	$(11.4)	$35.3	$59.5	$(8.2)	$75.2
Basic net (loss) income per limited partner unit	$(0.28)	$0.80	$1.35	$(0.19)	$1.73

2010	First	Second	Third	Fourth	Year Ended December 31, 2010
Total operating revenues	$644.8	$438.1	$447.1	$578.4	$2,108.4
Operating income	$45.4	$22.8	$19.6	$19.4	$107.2
Net income	$45.5	$22.0	$15.9	$17.0	$100.4
Net income attributable to noncontrolling interests	$(0.1)	$(1.0)	$(3.3)	$(4.8)	$(9.2)
Net income attributable to partners	$45.4	$21.0	$12.6	$12.2	$91.2
Limited partners' interest in net income (loss)	$22.0	$21.8	$(8.2)	$(4.5)	$31.1
Basic net income (loss) per limited partner unit	$0.64	$0.63	$(0.23)	$(0.12)	$0.86